Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance for deferred tax asset	$ 3,000	$ 12,100	$ 4,400
Unrecognized tax benefits	16,512	11,252	$ 4,119	$ 234
Unrecognized tax benefits, income tax penalties and interest expense	1,000	320
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	75,700	68,900
Foreign Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	11,700	11,200
State and Local Jurisdiction | UNITED STATES
Income Tax Contingency [Line Items]
Operating loss carryforwards	24,800	16,600
State and Local Jurisdiction | UNITED STATES | Tax Year 2042
Income Tax Contingency [Line Items]
Operating loss carryforwards	23,300	15,400
State and Local Jurisdiction | UNITED STATES | Do not expire
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 1,500	$ 1,200